Financial Instruments	12 Months Ended
Jun. 30, 2018
Disclosure Of Financial Instruments [Abstract]
Financial Instruments

19. FINANCIAL INSTRUMENTS

Financial risk management objectives

The Group's activities expose it to a variety of financial risks: market risk (including foreign currency risk and interest rate risk) and liquidity risk. The Group’s principal financial instruments comprise receivables, payables, cash and short-term deposits. The Group manages its exposure to key financial risks, including interest rate and currency risk in accordance with the Company financial risk management policy. The objective of the policy is to protect the assets and provide a solid return.

	2018	2017
	$'000	$'000
Financial Assets
Cash and cash equivalents	16,085	17,375
Trade and other receivables	4,255	4,406
Total Financial Assets	20,340	21,781

Financial Liabilities
Trade and other payables	2,376	919
Total Financial Liabilities	2,376	919

Market risk

Foreign currency risk

The Group undertakes certain transactions denominated in foreign currency and is exposed to foreign currency risk  through foreign exchange rate fluctuations.

Foreign exchange risk arises from future commercial transactions and recognized financial assets and financial liabilities denominated in a currency that is not the entity's functional currency. The risk is measured using sensitivity analysis and cash flow forecasting.

At the June 30, 2018 the Company held USD cash or cash equivalents of AUD$7.536m and trade payables and accruals of AUD$1.630m. Net USD exposure in AUD of $5.907m. Each 1 cent movement in the AUD/USD exchange rate has a +/- effect of AUD $82k on profit and net assets of the Company. Exposure to foreign exchange rates vary during the year depending on the volume of overseas transactions. Nonetheless the analysis above is considered to be appropriate of the Group’s exposure to currency risk.

Interest rate risk

The Group generates income from interest on surplus funds. At reporting date, the Group had the following assets exposed to Australian variable interest rate risk that are not designated in cash flow hedges.

As at the reporting date, the Group had the following variable rate cash and cash equivalents outstanding:

	2018		2017
	Weighted average interest rate	Balance	Weighted average interest rate	Balance
	%	$'000%		$'000
Cash and cash equivalents	2%	16,085	1%	17,375
Net exposure to cash flow interest rate risk		16,085		17,375

Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The maximum exposure to credit risk at the reporting date to recognized financial assets is the carrying amount, net of any provisions for impairment of those assets, as disclosed in the statement of financial position and notes to the financial statements. The Group does not hold any collateral.

Liquidity risk

Vigilant liquidity risk management requires the Group to maintain sufficient liquid assets (mainly cash and cash equivalents) to be able to pay debts as and when they become due and payable.

The Group manages liquidity risk by maintaining adequate cash reserves and available borrowing facilities by continuously monitoring actual and forecast cash flows and matching the maturity profiles of financial assets and liabilities

Remaining contractual maturities

The following tables detail the Group's remaining contractual maturity for its financial instrument liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid.

	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
2018	%	$'000	$'000	$'000	$'000	$'000
Non-derivatives
Non-interest bearing
Trade payables	-%	580	—	—	—	580
Other payables	-%	1,796	—	—	—	1,796
Total non-derivatives		2,376	—	—	—	2,376

2017	%	$'000	$'000	$'000	$'000	$'000
Non-derivatives
Non-interest bearing
Trade payables	-%	174	—	—	—	174
Other payables	-%	745	—	—	—	745
Total non-derivatives		919	—	—	—	919

2016	%	$'000	$'000	$'000	$'000	$'000
Non-derivatives
Non-interest bearing
Trade payables	-%	538	—	—	—	538
Other payables	-%	295	—	—	—	295
Total non-derivatives		833	—	—	—	833

The cash flows in the maturity analysis above are not expected to occur significantly earlier than contractually disclosed above.

Fair value of financial instruments

Unless otherwise stated, the carrying amounts of financial instruments reflect their fair value.